Equity - Schedule of Issuances and Repurchases of Shares (Detail)		12 Months Ended
	Oct. 14, 2018 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Beginning balance		223,156,080	205,206,372	165,699,072
Issuance	221,452,308	4,276,916	29,944,152	39,507,300
Initial public offering		45,818,182
Vested awards		5,742,843
Repurchase and cancellation		(1,814,022)	(11,994,444)
Ending balance		277,179,999	223,156,080	205,206,372
Class C common stock [member]
Beginning balance		7,695,072	0	0
Issuance		0	8,035,020	0
Initial public offering		0
Vested awards		0
Repurchase and cancellation		(1,814,022)	(339,948)
Ending balance		0	7,695,072	0
Non voting shares [member] | Class A common stock [member]
Beginning balance		60,775,470	39,493,440	0
Issuance		4,276,916	21,909,132	39,493,440
Initial public offering		54,902,209
Vested awards		5,742,843
Repurchase and cancellation		0	(627,102)
Ending balance		125,697,438	60,775,470	39,493,440
Voting shares [member] | Class B common stock [member]
Beginning balance		154,685,538	165,712,932	165,699,072
Issuance		0	0	13,860
Initial public offering		(9,084,027)
Vested awards		0
Repurchase and cancellation		0	(11,027,394)
Ending balance		151,482,561	154,685,538	165,712,932